Derivative Liabilities (Details) - Schedule of option pricing models		1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 12, 2021	Jul. 29, 2021	Feb. 23, 2021	Feb. 05, 2021	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate	0.68%	0.37%	0.59%
Expected term in years	3 years 10 months 2 days	3 years	5 years
Expected volatility	85.00%	85.00%	85.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate				0.00%	3.71%	2.30%
Expected term in years				7 days	1 year 4 months 2 days	1 year 7 months 2 days
Expected volatility				120.00%	103.50%	76.00%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Risk-free interest rate				0.14%	4.40%	4.50%
Expected term in years				2 months 4 days	2 years 10 months 24 days	3 years 10 months 24 days
Expected volatility				161.00%	106.00%	105.00%